INVESCO FUNDS GROUP, INC.
7800 East Union Avenue
Denver, Colorado 80237
Post Office Box 173706
Denver, Colorado 80217-3706
Telephone: 303-930-6300



October 3, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Emerging Opportunity Funds, Inc.
      1933 Act No. 033-38336
      1940 Act No. 811-6234
      CIK No. 0000870781

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Emerging Opportunity Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for its only series, INVESCO Small Company Growth Fund and Statement of Additional Information, each dated October 1, 1997, for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on September 26, 1997. This Post-Effective Amendment became effective October 1, 1997.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ James F. Lummanick
---------------------------------
James F. Lummanick
Vice President and Assistant
 General Counsel


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